Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 8.9%
B3 SA - Brasil Bolsa Balcao ....... 252,683 $ 483,373
Banco BTG Pactual SA
(a)
........ 19,687 113,121
CCR SA .................... 73,408 161,192
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 78,986 272,869
Ez Tec Empreendimentos e
Participacoes S/A ........... 150,576 350,341
Grupo De Moda Soma SA
(a)
....... 214,438 222,925
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 621,998 447,572
IRB-Brasil Resseguros SA
(a)
...... 41,028 214,129
Lojas Renner SA .............. 202,284 473,509
Petroleo Brasileiro SA , ADR ...... 39,667 566,048
Rede D'Or Sao Luiz SA
(a) (b) (c)
...... 47,348 232,046
Rumo SA ................... 89,432 349,117
Sendas Distribuidora SA
(a)
........ 205,485 357,119
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA ... 200,806 305,674
XP, Inc. , Class A .............. 29,639 507,123
5,056,158
Canada — 1.3%
Barrick Gold Corp. ............. 17,142 317,298
MAG Silver Corp.
(a)
............ 32,295 442,442
759,740
Egypt — 0.3%
Commercial International Bank Egypt
SAE .................... 83,569 143,337
Germany — 0.2%
Puma SE ................... 1,909 94,730
Greece — 0.6%
Piraeus Financial Holdings SA ..... 83,397 352,349
Hungary — 0.6%
OTP Bank Nyrt. ............... 6,519 334,174
India — 19.0%
Aavas Financiers Ltd.
(a)
.......... 12,453 249,973
Aditya Birla Capital Ltd.
(a)
........ 151,366 410,913
Axis Bank Ltd. , GDR
(c)
.......... 2,081 145,670
Bharat Electronics Ltd. .......... 78,088 295,476
Cipla Ltd.
(a)
.................. 13,827 255,495
Dr. Reddy's Laboratories Ltd. , ADR .. 4,700 382,016
Eicher Motors Ltd. ............. 3,937 233,795
Fortis Healthcare Ltd. ........... 40,053 240,330
GAIL India Ltd. ............... 173,475 500,346
Godrej Consumer Products Ltd. .... 14,754 254,427
ICICI Bank Ltd. ............... 4,139 60,332
ICICI Bank Ltd. , ADR ........... 14,549 423,522
IndusInd Bank Ltd. ............. 16,554 282,946
Infosys Ltd. .................. 3,115 69,075
Infosys Ltd. , ADR .............. 44,803 991,490
ITC Ltd. .................... 39,399 233,584
JSW Energy Ltd. .............. 32,948 287,349
Larsen & Toubro Ltd. ........... 1,313 59,961
Larsen & Toubro Ltd. , GDR
(c)
...... 3,325 151,620
Macrotech Developers Ltd.
(b) (c)
..... 36,530 572,044
Mahindra & Mahindra Ltd. ........ 1,661 57,820
Mahindra & Mahindra Ltd. , GDR
(c)
... 10,056 351,960
Mankind Pharma Ltd.
(a)
.......... 7,615 184,810
Marico Ltd. .................. 31,670 255,369
NHPC Ltd. .................. 194,705 245,108
NTPC Ltd. .................. 116,327 579,277
Security
Shares
Shares Value
India (continued)
Olectra Greentech Ltd. .......... 9,638 $ 197,705
Power Finance Corp. Ltd. ........ 47,078 314,252
Power Grid Corp. of India Ltd. ..... 59,653 248,466
REC Ltd. ................... 43,887 339,014
Reliance Industries Ltd. ......... 1,579 56,927
Reliance Industries Ltd. , GDR
(b)
.... 14,687 1,058,933
TVS Motor Co. Ltd. ............ 7,832 237,200
UltraTech Cement Ltd. .......... 3,578 508,730
10,735,935
Indonesia — 4.3%
Astra International Tbk. PT ....... 1,061,300 308,512
Bank Central Asia Tbk. PT ........ 786,000 496,688
Bank Mandiri Persero Tbk. PT ..... 871,500 343,710
Bank Negara Indonesia Persero Tbk.
PT ..................... 1,701,900 521,246
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 1,906,400 548,548
Telkom Indonesia Persero Tbk. PT .. 1,132,700 201,172
2,419,876
Italy — 0.8%
Wizz Air Holdings plc
(a) (b) (c)
........ 18,967 467,675
Kazakhstan — 1.5%
Kaspi.KZ JSC , ADR
(c)
........... 6,705 872,522
Malaysia — 0.4%
Hartalega Holdings Bhd.
(a)
........ 293,800 195,035
Mexico — 4.3%
Becle SAB de CV ............. 138,883 228,328
Fibra Uno Administracion SA de CV . 151,487 192,703
Fomento Economico Mexicano SAB de
CV , ADR ................. 2,009 221,492
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 26,319 226,122
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 1,702 272,303
Grupo Financiero Banorte SAB de CV ,
Class O .................. 77,359 580,930
Kimberly-Clark de Mexico SAB de CV ,
Class A .................. 105,111 187,305
Wal-Mart de Mexico SAB de CV .... 153,632 511,255
2,420,438
Philippines — 1.9%
Ayala Land, Inc. ............... 546,800 276,840
BDO Unibank, Inc. ............. 114,330 268,938
Bloomberry Resorts Corp.
(a)
....... 1,034,900 146,613
Jollibee Foods Corp. ........... 32,700 129,047
Metropolitan Bank & Trust Co. ..... 200,960 236,472
1,057,910
Poland — 1.3%
LPP SA .................... 77 295,214
Powszechny Zaklad Ubezpieczen SA 36,686 449,261
744,475
Portugal — 0.4%
Jeronimo Martins SGPS SA ....... 13,717 239,750
Qatar — 1.0%
Qatar National Bank QPSC ....... 139,841 585,472
Saudi Arabia — 2.0%
Al Rajhi Bank ................ 6,538 149,072
Almarai Co. JSC .............. 9,657 155,534
Etihad Etisalat Co. ............. 10,543 146,446

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Saudi Arabia (continued)
Saudi Basic Industries Corp. ...... 15,703 $ 329,805
Saudi National Bank (The) ........ 14,202 143,502
Yanbu National Petrochemical Co. .. 19,610 211,419
1,135,778
Singapore — 0.6%
Seatrium Ltd.
(a)
............... 287,100 361,528
South Africa — 0.6%
Gold Fields Ltd. , ADR ........... 1,402 24,059
Vodacom Group Ltd. ........... 53,839 302,178
326,237
South Korea — 12.1%
Hansol Chemical Co. Ltd. ........ 2,708 323,599
Hugel, Inc.
(a)
................. 1,358 243,172
Hyundai Rotem Co. Ltd. ......... 14,079 501,892
Kia Corp. ................... 2,997 245,924
KT Corp. ................... 9,730 283,351
Samsung Electronics Co. Ltd. ..... 40,577 2,502,070
Samsung Electronics Co. Ltd. , GDR
(b) (c)
202 310,687
Samsung SDI Co. Ltd. .......... 1,102 259,113
SK Hynix, Inc. ................ 13,765 1,974,225
S-Oil Corp. .................. 4,217 208,032
6,852,065
Taiwan — 22.7%
Accton Technology Corp. ........ 44,000 689,712
Chroma ATE, Inc. .............. 47,000 437,614
Delta Electronics, Inc. ........... 54,000 693,567
eMemory Technology, Inc. ........ 9,000 639,317
Giant Manufacturing Co. Ltd. ...... 22,000 159,456
Lotes Co. Ltd. ................ 3,000 129,229
MediaTek, Inc. ................ 20,000 761,703
Phison Electronics Corp. ......... 18,000 283,596
President Chain Store Corp. ...... 43,000 364,220
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 274,000 7,992,940
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 2,638 437,381
Wistron Corp. ................ 80,000 240,708
12,829,443
Thailand — 1.9%
Advanced Info Service PCL , NVDR .. 47,600 312,848
Airports of Thailand PCL , NVDR .... 83,100 131,865
CP ALL PCL , NVDR ............ 129,600 212,046
Land & Houses PCL , NVDR ...... 796,600 128,575
Siam Cement PCL (The) , NVDR .... 21,100 130,973
Thai Beverage PCL ............ 463,100 174,880
1,091,187
Turkey — 1.6%
Akbank TAS ................. 223,523 417,784
Eldorado Gold Corp.
(a)
.......... 27,698 469,758
887,542
United Arab Emirates — 2.8%
Aldar Properties PJSC .......... 94,082 189,294
Americana Restaurants International
plc ..................... 411,587 340,073
Borouge plc ................. 571,749 379,919
Emaar Properties PJSC ......... 280,304 658,605
1,567,891
Security
Shares
Shares Value
United Kingdom — 0.5%
Anglogold Ashanti plc ........... 5,813 $ 163,229
Anglogold Ashanti plc ........... 4,648 133,842
297,071
United States — 2.3%
Cognizant Technology Solutions Corp. ,
Class A .................. 9,122 690,353
EPAM Systems, Inc.
(a)
........... 1,874 403,153
Globant SA
(a)
................. 1,146 223,138
1,316,644
Total Common Stocks — 93.9%
(Cost: $ 51,766,463 ) .............................. 53,144,962
Investment Companies
(d)
iShares MSCI India ETF ......... 7,232 415,261
iShares MSCI Philippines ETF ..... 6,783 171,135
Total Investment Companies — 1.0%
(Cost: $ 558,397 ) ................................ 586,396
Preferred Securities
Preferred Stocks — 2.1%
Brazil — 1.1%
Alpargatas SA (Preference)
(a)
...... 157,760 238,474
Banco Bradesco SA ............ 164,130 364,369
602,843
South Korea — 1.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 12,007 571,616
Total Preferred Securities — 2.1%
(Cost: $ 1,342,356 ) .............................. 1,174,459
Total Long-Term Investments — 97 .0%
(Cost: $ 53,667,216 ) .............................. 54,905,817
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(d) (e)
.... 1,965,737 1,965,737
Total Short-Term Securities — 3 .5%
(Cost: $ 1,965,737 ) .............................. 1,965,737
Total Investments — 100.5%
(Cost: $ 55,632,953 ) .............................. 56,871,554
Liabilities in Excess of Other Assets — (0.5) % ............ (264,252)
Net Assets — 100.0% .............................. $ 56,607,302

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,946,371 $ 19,366
(a)
$ — $ — $ — $ 1,965,737 1,965,737 $ 24,956 $ —
iShares MSCI India ETF .... — 391,341 — — 23,920 415,261 7,232 — —
iShares MSCI Philippines ETF — 167,056 — — 4,079 171,135 6,783 2,466 —
$ — $ 27,999 $ 2,552,133 $ 27,422 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,284,281 $ (153,249)
(c)
$ 1,148,578 2 .3%
Monthly HSBC Bank plc
(d)
02/10/28 82,166 (1,610) 80,556 0 .1
Monthly
JPMorgan Chase
Bank NA
(e)
04/30/25 512,153 (13,298)
(f)
503,405 0 .9
$ (168,157) $ 1,732,539
(b) (d) (e)
Range: 40-45 basis points 95 basis points 95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(17,546) of net dividends and financing fees.
(d) HSBC
(e) JPMChase
(f)
Amount includes $(4,550) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd. , GDR ...... 16,216 $ 1,135,120 98 .8%
Portugal
Jeronimo Martins SGPS SA . 770 13,458 1 .2
Total Reference Entity — Long ............ 1,148,578
Net Value of Reference Entity — Goldman Sachs
Bank USA ...........................
$ 1,148,578
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United Arab Emirates
Spinneys 1961 Holding plc .. 197,253 80,556 100 .0
Net Value of Reference Entity — HSBC Bank plc
$ 80,556
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 30, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United Arab Emirates
Alef Education Holding plc .. 1,607,810 $ 503,405 100 .0%
Net Value of Reference Entity — JPMorgan
Chase Bank NA .......................
$ 503,405

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 5,056,158 $ — $ — $ 5,056,158
Canada ............................................. 759,740 — — 759,740
Egypt ............................................... 143,337 — — 143,337
Germany ............................................ — 94,730 — 94,730
Greece .............................................. — 352,349 — 352,349
Hungary ............................................. — 334,174 — 334,174
India ............................................... 3,505,211 7,230,724 — 10,735,935
Indonesia ............................................ 496,688 1,923,188 — 2,419,876
Italy ................................................ — 467,675 — 467,675
Kazakhstan ........................................... 872,522 — — 872,522
Malaysia ............................................. 195,035 — — 195,035
Mexico .............................................. 2,420,438 — — 2,420,438
Philippines ........................................... 146,613 911,297 — 1,057,910
Poland .............................................. — 744,475 — 744,475
Portugal ............................................. 239,750 — — 239,750
Qatar ............................................... — 585,472 — 585,472
Saudi Arabia .......................................... 541,224 594,554 — 1,135,778
Singapore ............................................ — 361,528 — 361,528
South Africa ........................................... 326,237 — — 326,237
South Korea .......................................... — 6,852,065 — 6,852,065
Taiwan .............................................. 437,381 12,392,062 — 12,829,443
Thailand ............................................. — 1,091,187 — 1,091,187
Turkey .............................................. 887,542 — — 887,542
United Arab Emirates .................................... 1,187,972 379,919 — 1,567,891
United Kingdom ........................................ 163,229 133,842 — 297,071
United States .......................................... 1,316,644 — — 1,316,644
Investment Companies .................................... 586,396 — — 586,396
Preferred Securities
Brazil ............................................... 602,843 — — 602,843
South Korea .......................................... — 571,616 — 571,616
Short-Term Securities
Money Market Funds ...................................... 1,965,737 — — 1,965,737
$ 21,850,697 $ 35,020,857 $ — $ 56,871,554

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Emerging Markets ex-China Fund

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (168,157) $ — $ (168,157)
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)